Trade and other receivables, Ageing of Impairment (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Ageing of impairment on trade receivables [Abstract]
Provision for impairment of trade receivables	$ 41,860	$ 2,599	$ 4,486
Up to Three Months [Member]
Ageing of impairment on trade receivables [Abstract]
Provision for impairment of trade receivables	0	48
Three to Four Months [Member]
Ageing of impairment on trade receivables [Abstract]
Provision for impairment of trade receivables	3,621	731
Over Four Months [Member]
Ageing of impairment on trade receivables [Abstract]
Provision for impairment of trade receivables	$ 38,239	$ 1,820